Property, plant and equipment - Sensitivity to changes in assumptions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Excess of recoverable value over carrying value	$ 378,206
Polokwane Facility [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Excess of recoverable value over carrying value	9,213
Carrying Value	13,582
Polokwane Facility [Member] | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	(7,135)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	8,955
Polokwane Facility [Member] | Long-term Growth Rate [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	(850)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	822
Polokwane Facility [Member] | EBITDA
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	15,022
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (15,022)